Operating Costs and Expenses - Schedule of Other Operating Expenses (Revenues), Net (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Personnel		R$ 1,308	R$ 1,352	R$ 1,241
Employees’ and managers’ income sharing		157	83	134
Post-employment benefits (Note 24)		591	626	15
Materials		140	148	94
Outsourced services		1,902	1,706	1,450
Depreciation and amortization		1,274	1,182	1,049
Operating provisions and adjustments for operating losses		434	401	231
Expected credit losses of accounts receivable		175	109	144
Reversal of provision for doubtful with related party - Renova		1	(54)
Write-off of financial asset (Note 14)	R$ 172		172
Gains arising from the sale of equity interest		(319)	(52)
Other operation costs and expenses		504	396	394
Total		6,167	6,069	4,752
Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Personnel		1,000	976	983
Employees’ and managers’ income sharing
Post-employment benefits (Note 24)
Materials		100	93	76
Outsourced services		1,652	1,433	1,265
Depreciation and amortization		1,247	1,110	947
Operating provisions and adjustments for operating losses		333	278	86
Expected credit losses of accounts receivable
Reversal of provision for doubtful with related party - Renova
Write-off of financial asset (Note 14)
Gains arising from the sale of equity interest
Other operation costs and expenses		240	205	81
Total		4,572	4,095	3,438
Expected Credit Loss [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Personnel
Employees’ and managers’ income sharing
Post-employment benefits (Note 24)
Materials
Outsourced services
Depreciation and amortization
Operating provisions and adjustments for operating losses
Expected credit losses of accounts receivable		175	109	144
Reversal of provision for doubtful with related party - Renova
Write-off of financial asset (Note 14)
Gains arising from the sale of equity interest
Other operation costs and expenses
Total		175	109	144
General And Administrative Expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Personnel		308	376	258
Employees’ and managers’ income sharing			4	2
Post-employment benefits (Note 24)
Materials		40	55	18
Outsourced services		250	273	185
Depreciation and amortization		27	72	102
Operating provisions and adjustments for operating losses
Expected credit losses of accounts receivable
Reversal of provision for doubtful with related party - Renova
Write-off of financial asset (Note 14)
Gains arising from the sale of equity interest
Other operation costs and expenses		82	9	7
Total		707	789	572
Other Operating Expenses (Revenue) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Personnel
Employees’ and managers’ income sharing		157	79	132
Post-employment benefits (Note 24)		591	626	15
Materials
Outsourced services
Depreciation and amortization
Operating provisions and adjustments for operating losses		101	123	145
Expected credit losses of accounts receivable
Reversal of provision for doubtful with related party - Renova		1	(54)
Write-off of financial asset (Note 14)			172
Gains arising from the sale of equity interest		(319)	(52)
Other operation costs and expenses		182	182	306
Total		R$ 713	R$ 1,076	R$ 598